Daily Income Fund Expense Example - Daily Income Fund - Daily Income Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	$ 733